Securities - Unrealized Loss on Available for Sale Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value	$ 189,717	$ 412,086	$ 524,751
12 Months or More, Estimated Fair Value	808,585	935,330	719,142
Total, Estimated Fair Value	998,302	1,347,416	1,243,893
Less Than 12 Months, Unrealized Loss	(2,796)	(7,778)	(4,443)
12 Months or More, Unrealized Loss	(17,241)	(28,280)	(17,416)
Total, Unrealized Loss	(20,037)	(36,058)	(21,859)
U.S. government sponsored enterprise debt securities
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value	74,413	90,980	333,232
12 Months or More, Estimated Fair Value	524,470	608,486	485,555
Total, Estimated Fair Value	598,883	699,466	818,787
Less Than 12 Months, Unrealized Loss	(1,995)	(2,995)	(2,956)
12 Months or More, Unrealized Loss	(11,805)	(19,183)	(12,558)
Total, Unrealized Loss	(13,800)	(22,178)	(15,514)
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value	72,106	243,667	94,486
12 Months or More, Estimated Fair Value	75,776	75,762	3,694
Total, Estimated Fair Value	147,882	319,429	98,180
Less Than 12 Months, Unrealized Loss	(365)	(3,800)	(751)
12 Months or More, Unrealized Loss	(803)	(1,386)	(84)
Total, Unrealized Loss	(1,168)	(5,186)	(835)
U.S. government agency debt securities
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value	43,198	1,449	92,138
12 Months or More, Estimated Fair Value	136,260	94,331	128,316
Total, Estimated Fair Value	179,458	95,780	220,454
Less Than 12 Months, Unrealized Loss	(436)	(6)	(728)
12 Months or More, Unrealized Loss	(3,403)	(2,610)	(2,665)
Total, Unrealized Loss	(3,839)	(2,616)	(3,393)
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value	0	63,580	4,895
12 Months or More, Estimated Fair Value	48,859	133,886	76,003
Total, Estimated Fair Value	48,859	197,466	80,898
Less Than 12 Months, Unrealized Loss	0	(939)	(8)
12 Months or More, Unrealized Loss	(430)	(3,945)	(1,463)
Total, Unrealized Loss	(430)	(4,884)	(1,471)
Mutual funds
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value	0	0	0
12 Months or More, Estimated Fair Value	23,220	22,865	23,375
Total, Estimated Fair Value	23,220	22,865	23,375
Less Than 12 Months, Unrealized Loss	0	0	0
12 Months or More, Unrealized Loss	(800)	(1,156)	(645)
Total, Unrealized Loss	(800)	(1,156)	(645)
U.S. treasury securities
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value		1,449	0
12 Months or More, Estimated Fair Value		94,331	2,199
Total, Estimated Fair Value		95,780	2,199
Less Than 12 Months, Unrealized Loss		(6)	0
12 Months or More, Unrealized Loss		(2,610)	(1)
Total, Unrealized Loss		(2,616)	$ (1)
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Less Than 12 Months, Estimated Fair Value	0	12,410
12 Months or More, Estimated Fair Value	0	0
Total, Estimated Fair Value	0	12,410
Less Than 12 Months, Unrealized Loss	0	(38)
12 Months or More, Unrealized Loss	0	0
Total, Unrealized Loss	$ 0	$ (38)